Employee share schemes - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2025 GBP (£) shares £ / shares	Dec. 31, 2025 shares $ / shares £ / shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2021 performanceMeasure	Dec. 31, 2024 performanceMeasure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 390		£ 347	£ 321
Number of performance measures | performanceMeasure					4	5
Weighted average fair value of awards (in dollars per share) | $ / shares		$ 27.46
Employee share ownership plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	62,875,215	62,875,215
ESOP, held for future exercise
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	62,227,857	62,227,857
Executive supplemental savings plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	647,358	647,358
Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Cost of share-based incentive plans | £	£ 288		£ 260	£ 244
Expected future dividend yield percentage share granted	4.00%		3.40%	3.80%
Share Value Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years 6 months
Share Value Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Savings-related share option schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted at percentage below market price	20.00%
Weighted average fair value of options granted (in shares) | £ / shares	£ 4.58	$ 4.58
Number of options granted (in shares)	900,000
Number share options were not exercisable (in shares)	3,900,000	3,900,000
Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 75		£ 67	£ 58
Share plan performance assessment period					3 years	3 years
Number of shares, awards granted (in shares)	4,900,000
Weighted average fair value of options granted (in shares) | £ / shares	£ 10.85	$ 10.85
Number of outstanding awards (in shares)	15,000,000.0	15,000,000.0
Performance Share Plan | American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, awards granted (in shares)	1,000,000.0
Number of outstanding awards (in shares)	2,400,000	2,400,000
Free cash flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					30.00%
TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan	40.00%				30.00%	30.00%
R&D new product performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%
Pipeline progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan	17.50%				20.00%	20.00%
Profit measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan	17.50%					20.00%
Sale measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan	17.50%					20.00%
ESG environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan	7.50%					10.00%